Capital structure and financial items - Financial assets and liabilities - Fair Value Measurement Hierarchy (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	kr 12,567	kr 2,715
Total financial liabilities at fair value	2,024	309
Active market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	649	338
Total financial liabilities at fair value	0	0
Directly or indirectly observable market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	204	2,304
Total financial liabilities at fair value	2,024	309
Not based on observable market data1
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	11,714	73
Total financial liabilities at fair value	kr 0	kr 0